Earnings Per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2020	Jan. 31, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Basic earnings per common share
Net income attributable to common shareholders		$ 1,243	$ 2,262	$ 2,125	$ 3,505	$ 4,232
Weighted average number of common shares outstanding		1,212	1,214	1,224	1,213	1,225
Basic earnings per common share	[1]	$ 1.03	$ 1.86	$ 1.74	$ 2.89	$ 3.46
Diluted earnings per common share
Net income attributable to common shareholders		$ 1,243	$ 2,262	$ 2,125	$ 3,505	$ 4,232
Dilutive impact of share-based payment options and others	[2]	(22)	27	37	29	76
Net income attributable to common shareholders (diluted)		$ 1,221	$ 2,289	$ 2,162	$ 3,534	$ 4,308
Weighted average number of common shares outstanding		1,212	1,214	1,224	1,213	1,225
Dilutive impact of share-based payment options and others	[2]	10	33	28	32	28
Weighted average number of diluted common shares outstanding		1,222	1,247	1,252	1,245	1,253
Diluted earnings per common share	[1]	$ 1.00	$ 1.84	$ 1.73	$ 2.84	$ 3.44

[1]	Earnings per share calculations are based on full dollar and share amounts.
[2]	Certain tandem stock appreciation rights or options as well as acquisition-related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.